Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Cash and Cash Equivalents in the Statement of Cash Flows

	2021 $m	2020 $m
Cash at bank and in hand	124	104
Short-term deposits	301	358
Money market funds	1,025	892
Repurchase agreements	–	321
Cash and cash equivalents as recorded in the Group statement of financial position	1,450	1,675
Bank overdrafts (note 22)	(59)	(51)
Cash and cash equivalents as recorded in the Group statement of cash flows	1,391	1,624